Real Estate Investments And Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate Investments And Accumulated Depreciation [Abstract]
Real Estate Investments And Accumulated Depreciation

SCHEDULE III — REAL ESTATE INVESTMENTS AND ACCUMULATED DEPRECIATION

December 31, 2010

				Additions Subsequent to Acquisition								Life on which depreciation in latest income statements is
	Type of	Initial Costs			Carrying	Cost at December 31, 2010			Accumulated	Date of	Date	computed
Location	Property	Land	Buildings	Improvements	Costs	Land	Buildings	Total	Depreciation	Construction	Acquired	(Years)
(Dollar amounts in thousands)
Thornton, CO	Long term acute care hospital	$2,130	$6,013	$2,237	$—	$2,130	$8,250	$10,380	$1,068	1962	August 17, 2004	40
New Bedford, MA	Long term acute care hospital	1,400	19,772	256	—	1,400	20,028	21,428	3,159	1942	August 17, 2004	40
Covington, LA	Long term acute care hospital	821	10,238	—	14	821	10,252	11,073	1,431	1984	June 9, 2005	40
Denham Springs, LA	Long term acute care hospital	429	5,340	—	49	429	5,389	5,818	686	1960	June 9, 2005	40
Redding, CA	Long term acute care hospital	—	19,952	—	4,361	1,629	22,684	24,313	2,919	1991	June 30, 2005	40
Sherman Oaks, CA	Acute care general hospital	5,290	13,587	—	31	5,290	13,618	18,908	1,706	1956	December 30, 2005	40
Bloomington, IN	Acute care general hospital	2,457	31,209	—	408	2,576	31,498	34,074	3,435	2006	August 8, 2006	40
Dallas, TX	Long term acute care hospital	1,000	13,589	—	368	1,421	13,536	14,957	1,466	2006	September 5, 2006	40
Huntington Beach, CA	Acute care general hospital	937	10,907	—	3	937	10,910	11,847	1,136	1965	November 8, 2006	40
La Palma, CA	Acute care general hospital	937	10,907	—	3	937	10,910	11,847	1,136	1971	November 8, 2006	40
Anaheim, CA	Acute care general hospital	1,875	21,814	—	10	1,875	21,824	23,699	2,273	1964	November 8, 2006	40
Luling, TX	Long term acute care hospital	811	9,345	—	—	811	9,345	10,156	954	2002	December 1, 2006	40
San Antonio, TX	Rehabilitation hospital	—	10,198	—	—	—	10,198	10,198	1,041	1987	December 1, 2006	40
Victoria, TX	Long term acute care hospital	625	7,197	—	—	625	7,197	7,822	735	1998	December 1, 2006	40
Houston, TX	Acute care general hospital	4,757	56,238	—	1,259	5,464	56,790	62,254	5,742	2006	December 1, 2006	40
Bensalem, PA	Acute care general hospital	6,911	38,185	—	(352)	6,912	37,832	44,744	3,670	2006	March 19, 2007	40
Portland, OR	Long term acute care hospital	3,085	17,859	—	2,559	3,071	20,432	23,503	1,815	1964	April 18, 2007	40
San Diego, CA	Acute care general hospital	6,550	15,653	—	77	6,550	15,730	22,280	1,439	1964	May 9, 2007	40
Redding, CA	Acute care general hospital	1,555	53,863	—	13	1,555	53,876	55,431	4,613	1974	August 10, 2007	40
Houston, TX	Acute care general hospital	3,501	34,530	—	(7,319)	3,274	27,438	30,712	2,312	1960	August 10, 2007	40
Bennettsville, SC	Acute care general hospital	794	15,772	—	—	794	15,772	16,566	1,085	1984	April 1, 2008	40
Bossier City, LA	Long term acute care hospital	900	17,818	—	—	900	17,818	18,718	1,222	1982	April 1, 2008	40
Bristol, CT	Wellness Center	485	2,267	—	—	485	2,267	2,752	429	1975	April 22, 2008	10
Cheraw, SC	Acute care general hospital	657	19,576	—	—	657	19,576	20,233	1,345	1982	April 1, 2008	40
Detroit, MI	Long term acute care hospital	1,220	8,687	—	(365)	1,220	8,322	9,542	624	1956	May 22, 2008	40
Enfield, CT	Wellness Center	384	2,257	—	—	384	2,257	2,641	427	1974	April 22, 2008	10
Fayetteville, AR	Rehabilitation hospital	909	18,332	—	—	909	18,332	19,241	1,146	1991	July 14, 2008	40
Fort Lauderdale, FL	Rehabilitation hospital	3,499	21,939	—	—	3,499	21,940	25,439	1,465	1985	April 22, 2008	40
Garden Grove, CA	Acute care general hospital	5,502	10,748	—	52	5,502	10,799	16,301	574	1982	November 25, 2008	40
Garden Grove, CA	Medical Office Building	862	7,888	—	28	862	7,916	8,778	413	1982	November 25, 2008	40

				Additions Subsequent to Acquisition								Life on which depreciation in latest income statements is
	Type of	Initial Costs			Carrying	Cost at December 31, 2010			Accumulated	Date of	Date	computed
Location	Property	Land	Buildings	Improvements	Costs	Land	Buildings	Total	Depreciation	Construction	Acquired	(Years)
(Dollar amounts in thousands)
Idaho Falls, ID	Acute care general hospital	1,822	37,467	—	4,665	1,822	42,132	43,954	2,741	2002	April 1, 2008	40
Morgantown, WV	Rehabilitation hospital	—	21,552	—	—	—	21,552	21,552	2,010	1989	May 19, 2008	40
Newington, CT	Wellness Center	270	1,615	—	—	270	1,615	1,885	308	1979	April 22, 2008	10
Petersburg, VA	Rehabilitation hospital	1,302	9,121	—	—	1,302	9,121	10,423	570	2006	July 1, 2008	40
West Valley City, UT	Acute care general hospital	5,516	58,314	—	—	5,516	58,314	63,830	3,895	1980	April 22, 2008	40
Poplar Bluff, MO	Acute care general hospital	2,659	38,694	—	—	2,659	38,694	41,353	2,584	1980	April 22, 2008	40
East Providence, RI	Wellness Center	209	1,265	—	—	209	1,265	1,474	241	1979	April 22, 2008	10
San Dimas, CA	Acute care general hospital	6,160	6,839	—	34	6,160	6,873	13,033	358	1972	November 25, 2008	40
San Dimas, CA	Medical Office Building	1,915	5,085	—	18	1,915	5,103	7,018	266	1979	November 25, 2008	40
West Springfield, MA	Wellness Center	583	3,185	—	—	583	3,185	3,768	608	1976	April 22, 2008	10
Tucson, AZ	Long term acute care hospital	920	6,078	—	—	920	6,078	6,998	418	1987	April 1, 2008	40
Warwick, RI	Wellness Center	1,265	759	—	—	1,265	759	2,024	144	1979	April 22, 2008	10
Webster, TX	Long term acute care hospital	988	10,432	—	1	988	10,433	11,421	717	1986	April 1, 2008	40
Wichita, KS	Rehabilitation hospital	1,019	18,373	—	1	1,019	18,374	19,393	1,262	1992	April 4, 2008	40
Addison, TX	Rehabilitation hospital	2,013	22,531	—	—	2,013	22,531	24,544	282	2008	June 17, 2010	40
Shenandoah, TX	Rehabilitation hospital	2,033	21,943	—	—	2,033	21,943	23,976	274	2008	June 17, 2010	40
Richardson, TX	Rehabilitation hospital	2,219	17,419	—	—	2,219	17,419	19,638	218	2008	June 17, 2010	40
Hill County, TX	Acute care general hospital	1,120	17,882	—	—	1,120	17,882	19,002	300	1980	September 17, 2010	15
Webster, TX	Long term acute care hospital	664	33,751	—	—	664	33,751	34,414	—	2004	December 21, 2010	40
Tomball, TX	Long term acute care hospital	1,298	23,982	—	—	1,298	23,982	25,280	—	2005	December 21, 2010	40

		$94,258	$887,967	$2,493	$5,918	$96,894	$893,741	$990,635	$68,662

The changes in total real estate assets including real estate held for sale but excluding construction in progress, intangible lease asset and mortgage loans, for the years ended:

	December 31, 2010	December 31, 2009		December 31, 2008
COST
Balance at beginning of period	$934,601	$943,700		$614,088
Acquisitions	146,854	421		418,766
Transfers from construction in progress	—	—		2,475
Additions	1,709	5,550		308
Dispositions	(92,529)	(15,070)		(85,648)
Other	—	—		(6,289)

Balance at end of period	$990,635	$934,601	(1)	$943,700 (1)

The changes in accumulated depreciation including real estate assets held for sale for the years ended:

	December 31, 2010	December 31, 2009		December 31, 2008
ACCUMULATED DEPRECIATION
Balance at beginning of period	$51,638	$30,581		$20,214
Depreciation	22,664	21,389		18,118
Depreciation on disposed property	(5,640)	(332)		(7,751)

Balance at end of period	$68,662	$51,638	(2)	$30,581	(2)

(1)	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.
(2)
Includes accumulated depreciation in real estate held for sale of $3,673 and $2,396 for 2009 and 2008 respectively. Excludes accumulated amortization related to intangible lease assets that are included in real estate held for sale of $3,532 and $2,020 for 2009 and 2008, respectively.